Energy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.72%	12.14%		4.91%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(1.43%)	7.62%		(0.64%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.35%)	6.31%		(1.45%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.81%)	5.37%		(0.84%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(4.49%)	7.39%		(0.36%)